Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	March 31,
	2023	2024
Cash on hand	125	72
Credit card collection in hand	207,235	797,380
Balances with bank	296,241	944,498
Total	503,601	1,741,950